Principal Components of Deferred Income Tax Assets/Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current deferred tax assets:
Inventory write down	$ 1,544	$ 201
Prepaid expenses and accruals	(49)	(69)
Target bonus accrual	1,615	1,646
Other	1,418	1,201
Subtotal	4,528	2,979
Noncurrent deferred tax assets:
Net operating loss carry-forward	9,345	12,520
Deferred lease credit and deferred rent	1,228	1,340
Fixed asset basis difference	(2,082)	(2,347)
Intangible asset basis difference	(494)	(1,038)
Other	502	412
Subtotal	8,499	10,887
Total deferred tax assets	13,027	13,866
Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	68	228
Others	147
Subtotal	215	228
Noncurrent deferred tax liabilities:
Fixed asset basis difference	105	105
Intangible asset basis difference	2,293	14
Others	88	80
Subtotal	2,486	199
Total deferred tax liabilities	$ 2,701	$ 427